CONVERTIBLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2011
CONVERTIBLE PREFERRED SHARES
CONVERTIBLE PREFERRED SHARES

13. CONVERTIBLE PREFERRED SHARES

Series A Convertible Preferred Shares

On February 10, 2005, the shareholders of Ambow Online, which were the predecessor of the Company, exchanged their shareholdings in Ambow Online for 1,800,000 Series A convertible preferred shares issued by AECL. At the same time as this reorganization, AECL issued 2,500,000 Series A convertible preferred shares to a creditor in exchange for the extinguishment of its loan outstanding at the time. The loan extinguishment was accounted for based on the fair value of Series A convertible preferred shares issued to the creditor.

These preferred shares were then exchanged on a 1 for 3 basis for preferred shares of the Company with equivalent rights, preferences, and privileges on July 18, 2007.

The Group initially has classified the Series A convertible preferred shares as equity as these preferred shares cannot be redeemed. On August 5, 2010, upon completion of the IPO, all Series A convertible preferred shares outstanding were converted into Class B ordinary shares on a 1 for 1 basis. For further details, see the section “redemption rights” below.

Series B Convertible Preferred Shares

On December 2, 2005 and April 19, 2006, the Company issued an aggregate of 5,803,567 Series B convertible preferred shares for a purchase price of US$2.24 per share, net of issuance costs of US$801. Upon the first closing, the Company issued an additional 111,607 Series B convertible preferred shares upon the automatic conversion of US$150 convertible promissory notes held by a creditor at the time. A beneficial conversion feature of US$100 was recognized upon the automatic conversion of the convertible promissory notes based upon the fair value of the preferred shares received by the creditor.

In December 2005, in conjunction with the issuance of the Series B convertible preferred shares, the Company issued to its placement agent warrants to purchase an aggregate of 196,731 Series B convertible preferred shares at an exercise price of US$2.24 per share.

These preferred shares were then exchanged on a 1 for 3 basis for preferred shares of the Company with equivalent rights, preferences, and privileges on July 18, 2007. On July 20, 2007 the holders of the Series B convertible preferred shares waived their redemption rights at the time the Series C convertible redeemable preferred shares were issued.

The Group has determined that there was no embedded beneficial conversion feature attributable to the Series B convertible preferred shares because the initial effective conversion price of Series B convertible preferred shares was higher than the fair value of the Group’s ordinary shares determined based on an independent third party valuation.

The Group has initially classified the Series B convertible preferred shares as equity as these preferred shares could not be redeemed. On August 5 2010, upon completion of the IPO, all Series B convertible preferred shares outstanding were converted into Class B ordinary shares on a 1 for 1 basis. For further details, see the section “redemption rights” below.

Series C Convertible Redeemable Preferred Shares

On July 27, 2007 and September 6, 2007, the Company issued an aggregate of 20,922,307 Series C convertible redeemable preferred shares for a purchase price of US$2.3181 per share, net of issuance costs of US$1,111. Upon the first closing, the Company issued an additional 2,465,074 Series C convertible redeemable preferred shares upon the automatic conversion of US$4,000 convertible promissory notes held by a creditor at the time. A beneficial conversion feature of US$1,714 was recognized upon the automatic conversion of the convertible promissory notes based upon the fair value of the preferred shares received by the creditor.

The Group has determined that there was no embedded beneficial conversion feature attributable to the Series C convertible redeemable preferred shares because the initial effective conversion price of Series C convertible redeemable preferred shares was higher than the fair value of the Group’s ordinary shares determined based on an independent third party valuation.

The Group has initially classified the Series C convertible redeemable preferred shares as mezzanine equity as these preferred shares could be redeemed at the option of the holders after July 20, 2012. These shares were converted into Class B ordinary shares on August 5, 2010. For further details, see the section “redemption rights” below.

Series D Convertible Redeemable Preferred Shares

On September 8, 2008, September 23, 2008 and September 26, 2008, the Company issued an aggregate of 26,722,649 Series D convertible redeemable preferred shares for a purchase price of US$3.8544 per share, net of issuance costs of US$328.

The Group has determined that there was no embedded beneficial conversion feature attributable to the Series D convertible redeemable preferred shares because the initial effective conversion price of Series D convertible redeemable preferred shares was higher than the fair value of the Group’s ordinary shares determined based on an independent third party valuation.

The Group has initially classified the Series D convertible redeemable preferred shares as mezzanine equity as these preferred shares could be redeemed at the option of the holders after July 20, 2012. These shares were converted into Class B ordinary shares on August 5, 2010. For further details, see the section “redemption rights” below.

The key terms of the preferred shares are summarized as follows:

Dividend provisions

The holders of the preferred shares are entitled to receive non-cumulative dividends in preference of any payment of any dividend on ordinary shares, as and when declared by the Board of Directors as follows:

Series A convertible preferred shares	US$0.0050 per share, per annum
Series B convertible preferred shares	US$0.0597 per share, per annum
Series C convertible redeemable preferred shares	US$0.1855 per share, per annum
Series D convertible redeemable preferred shares	US$0.3084 per share, per annum

Liquidation rights

In the event of any liquidation, dissolution or winding up of the Company, either voluntarily or involuntarily, the holders of preferred shares shall be entitled to receive an amount as shown below, plus all declared and unpaid dividends. After such payment has been paid to holders of preferred shares, any remaining assets of the Company shall be distributed to the holders of ordinary shares and preferred shares pro rata on an as-converted basis:

Series A convertible preferred shares	US$0.0833 per share
Series B convertible preferred shares	US$0.7467 per share
Series C convertible redeemable preferred shares	US$2.3181 per share
Series D convertible redeemable preferred shares	US$3.8544 per share

Conversion rights

Each preferred share is convertible, at the option of the holder, at any time after the date of issuance of such preferred share according to a conversion ratio, subject to adjustments for dilution, including but not limited to stock splits, stock dividends and recapitalization. Each preferred share is convertible into a number of ordinary shares determined by dividing the applicable original issuance price by the conversion price. The conversion price of each preferred share is the same as its original issuance price and no adjustments to conversion price have occurred, other than for the preferred shares outstanding at the time of the 1 for 3 share exchange in July 2007. At December 31, 2009, each preferred share is convertible into one ordinary share.

Each preferred share automatically converts into ordinary shares upon the earlier of (i) the closing of an initial public offering at a price per share that reflects a pre-offering valuation of the Company of not less than US$600,000 (a “Qualified Public Offering”), or (ii) the written consent of holders of a majority of the outstanding shares of such series of preferred shares; provided that the conversion of Series C convertible redeemable preferred shares and Series D convertible redeemable preferred shares into ordinary shares pursuant to the foregoing clause shall also require the written consent of at least two thirds of the outstanding shares of such series of preferred shares.

Voting rights

The holders of the preferred shares each has the right to one vote for each common share into which such series of preferred shares could then be converted, and with respect to such vote, such holder has full voting rights and powers equal to the voting rights and powers of the holders of common shares.

Redemption rights

At the date of issuance, subject to certain conditions, the holders of a majority of the outstanding Series B convertible preferred shares could require the Company to redeem the preferred shares in cash at the original purchase price plus all declared but unpaid dividends. However, the holders of the Series B convertible preferred shares waived their redemption rights at the time the Series C convertible redeemable preferred shares were issued. Since July 20, 2007, the Series B convertible preferred shares were no longer redeemable and so were reclassified from mezzanine equity to equity.

At any time after July 20, 2012, provided that a Qualified Public Offering has not occurred, the holders of a majority of the outstanding Series C convertible redeemable preferred shares or the holders of at least two thirds of the outstanding Series D convertible redeemable preferred shares may require the Company to redeem all of such series of preferred shares in cash equal to the greater of (i) original purchase price plus all declared but unpaid dividends, or (ii) their fair market value.

The fair market value of the Series C convertible redeemable preferred shares and Series D convertible redeemable preferred shares are greater than their original purchase price as of December 31, 2009 and August 4, 2010. The accretion to the redemption value using the effective interest method was reflected as a reduction to net income to arrive at net (loss) income available to common shareholders in the accompanying consolidated statements of operations and amounted to RMB 157,877 and RMB 94,209 for the years ended December 31, 2009 and 2010.

On August 5, 2010, upon completion of the IPO, all preferred shares outstanding were converted into Class B ordinary shares on a 1 for 1 basis. Further, 590,193 Class B ordinary shares were issued upon exercise of the Series B warrants outstanding on August 5, 2010, at an exercise price of US$0.75 per share.